Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk - Schedule of Fair Value, off-Balance-Sheet Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Off-Balance-Sheet, Credit Loss, Liability [Roll Forward]
Beginning balance	$ 3,821,000	$ 5,484,000
Provision for (reversal of) credit losses	125,000	(1,663,000)
Ending balance	$ 3,946,000	$ 3,821,000